UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 141.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.0%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	669	$669,353
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	306	307,325
Term Loan, 5.00%, Maturing November 2, 2018	674	677,923
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	938	942,579
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	311	311,232
Term Loan - Second Lien, 9.25%, Maturing July 18, 2019(3)	429	342,941
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,891	1,887,071
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	4,759	4,736,963
Term Loan, 3.75%, Maturing June 4, 2021	1,825	1,809,488

		$11,684,875

Automotive — 5.9%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,361	$1,367,754
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	2,820	2,824,777
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	2,220	2,232,960
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	4,912	4,919,673
Term Loan, 3.25%, Maturing December 31, 2018	2,095	2,088,570
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	650	649,187
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	998	1,001,241
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	3,925	3,927,944
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,650	6,708,187
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.75%, Maturing May 15, 2020	925	927,184
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018	1,633	1,641,344
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021	850	851,860
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	790	787,571
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	2,709	2,714,569
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,075	1,072,145

		$33,714,966

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	438	$442,870

		$442,870

Building and Development — 1.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,265	$1,259,803
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	620	621,088
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,500	1,492,366
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	968	969,156
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,575	1,576,144
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	988	989,081
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	466	467,145
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	608	613,825

		$7,988,608

Business Equipment and Services — 12.1%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	3,622	$3,629,485
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing December 9, 2020	1,832	1,832,431
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	424	424,600
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,305	1,286,437
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	821	811,298
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,051	1,054,220
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	419	419,017
Ceridian LLC
Term Loan, 4.41%, Maturing May 9, 2017	1,211	1,214,048
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017	1,567	1,578,452
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	948	949,402
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	473	476,285
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018	1,000	1,018,125
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	470	468,463
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	2,024	1,317,572
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	2,392	2,403,885
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	1,421	1,421,388
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	1,857	1,856,389
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020	773	783,692

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		110	$110,244
Term Loan, 4.00%, Maturing November 6, 2020		435	434,135
Term Loan, 4.75%, Maturing November 6, 2020	CAD	1,364	1,249,746
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,576	1,583,960
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		1,409	1,418,903
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,962	1,952,214
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,191	1,195,714
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,250	1,684,065
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		1,000	1,004,792
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		2,717	2,714,403
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,393	2,405,071
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,073	1,112,884
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,396	1,398,814
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,035	1,003,647
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,177	1,178,361
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		5,454	5,457,400
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,050	1,069,031
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		500	513,125
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		653	655,525
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		2,425	2,413,239
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		887	890,038
Term Loan, 4.00%, Maturing March 8, 2020		5,622	5,641,696
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,016	1,026,551
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		4,190	4,185,135
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		116	116,310
Term Loan, 6.00%, Maturing July 28, 2017		590	594,199
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		321	321,339
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,217	3,192,302

			$69,468,032

Cable and Satellite Television — 5.1%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		764	$761,665
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		391	393,811
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,156	2,147,409

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,337	$1,308,518
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		328	327,334
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		1,058	1,040,501
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		1,517	1,525,437
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		990	985,463
Term Loan, 3.75%, Maturing June 30, 2021		875	876,361
Mediacom Illinois, LLC
Term Loan, 3.13%, Maturing October 23, 2017		792	792,990
Term Loan, Maturing June 13, 2021(2)		500	499,583
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,044	1,047,976
Term Loan, 4.50%, Maturing May 21, 2020		1,206	1,211,342
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		735	713,170
UPC Financing Partnership
Term Loan, 3.85%, Maturing March 31, 2021	EUR	3,972	5,352,146
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		5,075	5,034,953
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,475	2,503,803
Ziggo B.V.
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	31	41,026
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	445	593,511
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	629	839,667
Term Loan, 3.50%, Maturing January 15, 2022	EUR	33	43,761
Term Loan, 3.50%, Maturing January 15, 2022	EUR	352	469,065
Term Loan, 3.50%, Maturing January 15, 2022	EUR	561	748,042

			$29,257,534

Chemicals and Plastics — 5.8%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		277	$277,695
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		144	144,083
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		2,302	2,302,708
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		3,960	3,945,150
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		689	695,592
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		124	124,055
Emerald Performance Materials, LLC
Term Loan, Maturing August 1, 2021(2)		525	522,375
Term Loan - Second Lien, Maturing August 1, 2022(2)		550	547,250
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(2)		2,000	2,000,740
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,143	4,128,892
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		299	301,307
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		767	768,113

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		2,000	$2,009,984
Momentive Performance Materials USA Inc.
DIP Loan, 4.00%, Maturing April 15, 2015		250	251,013
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		89	89,306
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		965	970,428
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		695	695,184
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,010,000
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		805	805,405
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,157	1,159,726
Schoeller Arca Systems Holding B.V.
Term Loan, 4.81%, Maturing December 18, 2014	EUR	145	176,106
Term Loan, 4.81%, Maturing December 18, 2014	EUR	412	502,110
Term Loan, 4.81%, Maturing December 18, 2014	EUR	443	540,320
Solenis International, LP
Term Loan, Maturing July 2, 2021(2)		300	297,812
Term Loan, Maturing July 2, 2021(2)	EUR	975	1,295,782
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		502	506,067
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		2,990	2,993,771
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,554	3,562,514
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		574	574,478

			$33,197,966

Conglomerates — 1.0%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing May 30, 2021(2)		350	$351,094
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,842	2,838,528
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	970	1,310,210
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,042	1,043,343

			$5,543,175

Containers and Glass Products — 1.7%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,148	$2,125,664
Term Loan, 3.75%, Maturing January 6, 2021		673	668,631
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		2,586	2,596,130
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		400	398,500
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		374	376,548
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		2,857	2,854,663
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		594	595,887

			$9,616,023

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		218	$218,484
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,219	1,222,112
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,126	2,062,656

			$3,503,252

Drugs — 2.4%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		369	$368,976
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		563	563,930
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		399	398,002
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		825	830,524
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		500	508,375
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		1,881	1,879,621
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		1,593	1,592,858
Term Loan, 3.75%, Maturing December 11, 2019		2,561	2,561,158
Term Loan, 3.75%, Maturing August 5, 2020		3,125	3,122,684
VWR Funding, Inc.
Term Loan, 3.41%, Maturing April 3, 2017		1,843	1,844,736

			$13,670,864

Ecological Services and Equipment — 0.9%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		3,896	$3,881,425
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		850	865,937
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.64%, (3.14% Cash, 3.50% PIK), Maturing March 31, 2016	GBP	561	307,670

			$5,055,032

Electronics/Electrical — 12.4%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,748	$1,754,748
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		645	645,448
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		804	811,413
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		725	736,781
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		2,869	2,905,221
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		1,000	1,015,000
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		6,200	6,195,139
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		825	844,594
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		723	710,532
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		376	376,473

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,216	$1,202,897
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021	477	476,638
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	554	553,575
Term Loan, 4.50%, Maturing April 29, 2020	8,388	8,411,883
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	3,463	3,468,199
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	500	496,459
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	835	839,546
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020	790	797,900
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	1,869	1,862,142
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	4,545	4,536,018
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	495	498,251
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	5,355	5,318,337
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	525	529,594
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,376	1,385,972
MH Sub I, LLC
Term Loan, 2.00%, Maturing June 25, 2021(4)	86	86,012
Term Loan, 5.00%, Maturing July 8, 2021	789	791,312
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,254	1,248,997
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021	970	969,822
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	698	697,959
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	225	223,969
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,198	1,202,902
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	759,844
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,266	5,291,640
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	575	578,738
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 29, 2021	698	701,014
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	451	457,357
SkillSoft Corporation
Term Loan, 4.50%, Maturing April 28, 2021	1,475	1,474,078
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	613	637,975
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,293	1,291,883
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019	81	81,582
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	787	788,257

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	1,187	$1,167,668
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	850	850,531
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	533	538,055
Sybil Software LLC
Term Loan, 5.00%, Maturing March 20, 2020	938	940,079
Vantiv, LLC
Term Loan, 3.75%, Maturing May 12, 2021	900	904,500
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	968	969,512
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,507	1,507,463
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,163	1,169,962

		$71,703,871

Equipment Leasing — 0.9%
Delos Finance S.A.R.L.
Term Loan, 3.50%, Maturing March 6, 2021	2,450	$2,449,561
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,792	2,792,541

		$5,242,102

Financial Intermediaries — 5.8%
Armor Holding II LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	$1,002,500
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,019	2,026,161
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	542	539,520
First Data Corporation
Term Loan, 3.67%, Maturing March 23, 2018	4,961	4,916,660
Term Loan, 3.67%, Maturing September 24, 2018	1,875	1,858,204
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,219	1,213,162
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	844	844,152
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	522	523,532
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	914	909,066
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,064	1,069,239
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	3,772	3,768,681
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	577	579,528
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	420	414,004
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	6,197	6,204,476
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	125	124,998
Term Loan, 6.25%, Maturing September 4, 2018	744	746,236
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,234	1,239,621

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016		1,295	$1,249,054
Sesac Holdco II, LLC
Term Loan, 5.01%, Maturing February 8, 2019		997	1,002,465
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		272	270,586
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		647	656,451
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		2,423	2,394,520

			$33,552,816

Food Products — 6.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		3,653	$3,665,520
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		573	564,960
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		3,422	3,381,883
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		1,277	1,280,565
Charger OpCo BV
Term Loan, Maturing May 29, 2021(2)		2,175	2,147,812
Term Loan, Maturing June 30, 2021(2)	EUR	725	956,336
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		941	948,337
CSM Bakery Solutions LLC
Term Loan, 4.75%, Maturing July 3, 2020		1,040	1,039,067
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		721	716,979
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		199	199,041
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,359	1,360,085
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		8,390	8,400,738
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		848	847,875
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		862	857,199
Term Loan, 3.75%, Maturing September 18, 2020		1,563	1,557,794
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		5,409	5,408,324
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		695	690,470
Term Loan, 3.25%, Maturing April 29, 2020		3,265	3,244,444
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		575	577,670

			$37,845,099

Food Service — 4.3%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		169	$168,866
Term Loan, 3.73%, Maturing July 26, 2016		304	302,593
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		274	275,219
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		92	91,831

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,211	$2,220,597
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		723	718,668
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		469	469,480
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	973	1,306,109
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,000	1,003,633
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		2,987	2,943,351
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,402	2,410,366
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		660	659,675
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		408	400,946
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		272	271,655
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		4,925	4,928,328
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		6,838	5,450,235
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		1,320	1,320,955

			$24,942,507

Food/Drug Retailers — 4.5%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		2,328	$2,343,177
Alliance Boots Holdings Limited
Term Loan, 3.56%, Maturing July 10, 2017	EUR	700	939,381
Term Loan, 3.98%, Maturing July 10, 2017	GBP	5,775	9,754,502
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		6,101	6,062,652
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		1,050	1,054,457
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		418	420,172
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		2,302	2,298,916
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		450	459,450
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		2,697	2,697,239

			$26,029,946

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		520	$526,247

			$526,247

Health Care — 14.5%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		675	$677,531
Term Loan, Maturing April 16, 2021(2)		375	376,406
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		3,335	3,345,880

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		1,238	$1,238,277
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		971	976,336
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		600	600,625
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		2,797	2,810,463
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		443	448,237
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		5,487	5,490,094
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		569	569,588
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		33	33,255
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		837	838,489
Community Health Systems, Inc.
Term Loan, 3.48%, Maturing January 25, 2017		1,864	1,867,252
Term Loan, 4.25%, Maturing January 27, 2021		7,430	7,457,645
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		1,366	1,368,837
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		3,225	3,224,136
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		578	579,757
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		2,003	2,006,362
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		101	101,718
Term Loan, 4.25%, Maturing August 31, 2020		335	335,554
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		3,393	3,400,933
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.16%, Maturing February 27, 2021		4,738	4,722,949
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		1,490	1,485,461
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		1,621	1,626,828
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		1,007	1,009,445
Term Loan, 7.76%, Maturing May 15, 2018		2,396	2,397,875
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		875	869,531
Term Loan, 4.50%, Maturing March 11, 2021	EUR	300	402,908
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		1,500	1,498,595
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		4,496	4,500,727
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		889	850,876
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		1,521	1,515,483
Term Loan, Maturing July 17, 2021(2)		1,125	1,120,312

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	361	$360,922
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	2,100	2,106,983
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	594	599,266
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	432	433,523
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021	524	526,088
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	2,741	2,748,945
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,642	1,646,470
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	3,125	3,128,256
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,896	1,900,188
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	1,265	1,262,274
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	1,758	1,762,938
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	1,425	1,431,680
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	435	435,420
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	683	686,446
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	1,150	1,150,000
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020	347	344,334
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018	1,387	1,392,701
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,621	1,618,168
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	298	297,657

		$83,580,624

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	224	$223,409
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,600	1,602,635
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	1,491	1,490,726

		$3,316,770

Industrial Equipment — 4.2%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018	314	$315,786
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	716	707,287
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	1,100	1,105,949

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	$1,019,167
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		1,836	1,829,957
Term Loan, 4.75%, Maturing July 30, 2020	EUR	397	535,881
Gemini HDPE LLC
Term Loan, Maturing August 4, 2021(2)		1,950	1,954,875
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		1,695	1,681,395
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021		850	854,604
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,800	2,810,063
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		675	681,188
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		520	519,535
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		723	727,122
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,590	4,587,127
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		1,450	1,444,864
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,010	1,008,837
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		299	300,933
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		821	821,152
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017		518	519,019
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		332	331,954
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		424	425,262

			$24,181,957

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		1,923	$1,927,587
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		4,759	4,772,701
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		846	845,221
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		8,450	8,497,671
Term Loan, 4.25%, Maturing July 8, 2020		965	963,742
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,025	1,059,594
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		470	459,082
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		887	884,949
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	1,002,031
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		2,804	2,800,093
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,368	2,371,005

			$25,583,676

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 6.2%
Amaya Holdings B.V.
Term Loan, Maturing August 1, 2021(2)	2,725	$2,700,731
Term Loan - Second Lien, Maturing August 1, 2022(2)	750	759,688
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	991	993,897
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	3,225	3,220,541
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	887	885,484
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	2,503	2,493,294
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	175	175,520
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	1,955	1,960,188
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	1,023	1,030,134
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	2,533	2,542,605
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	422	424,021
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	975	971,953
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	2,552	2,555,640
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	1,475	1,477,766
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	1,182	1,180,400
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,851	2,811,936
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	1,434	1,437,885
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018	1,039	445,277
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	1,837	1,825,025
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	1,244	1,131,812
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	470	469,515
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	1,000	1,025,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	546	535,867
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020	2,857	2,859,188

		$35,913,367

Lodging and Casinos — 5.0%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	388	$388,333
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	484	484,968
Caesars Entertainment Operating Company
Term Loan, 6.95%, Maturing March 1, 2017	978	913,573

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		796	$796,104
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		3,577	3,617,130
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 28, 2018	GBP	3,125	5,320,454
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		142	144,889
Term Loan, 5.50%, Maturing November 21, 2019		331	338,075
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		5,578	5,558,751
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,130	1,132,711
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 19, 2020		1,915	1,913,280
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,463	2,451,214
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		825	827,686
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		496	496,716
RHP Hotel Properties, LP
Term Loan, 3.75%, Maturing January 15, 2021		675	678,164
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		3,632	3,585,380
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		372	372,653

			$29,020,081

Nonferrous Metals/Minerals — 2.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		1,778	$1,704,178
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,584	3,525,679
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		2,035	2,052,005
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		1,372	1,383,993
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,002	976,471
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		2,635	2,638,954
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		451	452,942
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		775	796,313
United Central Industrial Supply Company, L.L.C.
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		500	495,625
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018		1,607	1,525,854

			$15,552,014

Oil and Gas — 6.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		1,139	$1,145,971
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		2,800	2,870,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,701	$1,718,017
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	975	981,094
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,878	1,918,013
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 18, 2021	1,075	1,082,391
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,043	1,045,212
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,072	1,079,014
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,396	7,408,492
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,102	1,111,747
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	850	846,547
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	410	409,543
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,850	1,848,019
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	3,684	3,647,133
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	525	525,821
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	36	35,772
Term Loan, 4.25%, Maturing December 16, 2020	96	95,918
Term Loan, 4.25%, Maturing December 16, 2020	689	689,527
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	160	160,137
Term Loan, 4.25%, Maturing September 25, 2019	262	262,174
Term Loan, 4.25%, Maturing October 1, 2019	1,974	1,978,551
Southcross Holdings Borrower LP
Term Loan, Maturing July 16, 2021(2)	400	402,245
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,513	1,517,046
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	3,106	3,121,709

		$35,900,093

Publishing — 4.5%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	765	$771,052
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	1,053	1,056,805
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,269	1,283,294
Flint Group SA
Term Loan, 5.37%, Maturing December 31, 2016	1,342	1,341,558
Term Loan, 5.37%, Maturing December 31, 2016	1,614	1,614,498
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	4,703	4,547,900
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,600	1,608,501
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	7,681	7,469,874

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		697	$704,787
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		1,044	1,049,019
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		655	665,856
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		374	374,842
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 7, 2015		431	360,279
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		596	601,703
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		1,040	1,049,895
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020		1,117	1,118,132

			$25,617,995

Radio and Television — 2.7%
ALM Media Holdings, Inc.
Term Loan, Maturing July 29, 2020(2)		425	$423,937
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		20	19,566
Term Loan, 6.91%, Maturing January 30, 2019		1,132	1,114,009
Term Loan, 7.66%, Maturing July 30, 2019		364	364,205
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,332	4,346,684
Entercom Radio, LLC
Term Loan, 4.05%, Maturing November 23, 2018		396	397,188
Gray Television, Inc.
Term Loan, Maturing June 10, 2021(2)		275	275,473
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		749	752,819
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		585	586,845
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		637	638,163
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		722	723,687
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		849	848,750
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		494	489,280
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,079	1,069,035
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,777	3,758,187

			$15,807,828

Retailers (Except Food and Drug) — 8.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		1,931	$1,943,364
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	350	587,581
Term Loan, 4.31%, Maturing April 28, 2020	GBP	275	464,166
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		2,382	2,387,589

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Burlington Coat Factory Warehouse Corporation
Term Loan, Maturing July 17, 2021(2)		500	$500,000
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,914	4,862,414
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		621	603,767
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		662	664,176
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,114	1,120,293
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		3,631	3,664,662
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		2,893	2,830,194
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,900	1,896,926
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,450	1,463,585
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,543	2,537,363
Term Loan, 4.00%, Maturing January 28, 2020		1,000	996,875
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,279	4,264,356
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,342	2,328,370
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		468	469,624
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,181	2,186,620
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		973	933,660
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		525	526,313
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,737	1,743,069
Term Loan, 4.25%, Maturing August 7, 2019		588	590,205
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		499	496,256
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,607	2,606,776
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		819	794,760
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,280	1,277,255
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	29	14,930
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	62	32,643
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	1,347	704,498
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	18	9,616
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	71	37,197
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	440	230,269
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		585	561,628

			$46,331,000

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing September 20, 2014		1,032	$1,036,009

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		6,096	$6,085,404
JFB Firth Rixson Inc.
Term Loan, 5.00%, Maturing June 30, 2017	GBP	739	1,249,459
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		677	679,799
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		422	420,575
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		1,493	1,476,332
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		1,398	1,401,015

			$12,348,593

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		1,773	$1,774,385
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,571	1,573,518
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		1,172	1,175,359

			$4,523,262

Telecommunications — 4.1%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		692	$690,827
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		395	394,259
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		7,550	7,550,000
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		1,050	1,056,563
Mitel US Holdings, Inc.
Term Loan, 5.35%, Maturing January 31, 2020		301	303,937
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		1,825	1,809,031
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		1,188	1,186,922
Term Loan, 4.00%, Maturing April 23, 2019		1,776	1,775,402
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		6,689	6,675,728
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019		1,899	1,897,078

			$23,339,747

Utilities — 2.2%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020		1,040	$1,020,659
Term Loan, 3.25%, Maturing January 31, 2022		396	392,005
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		922	925,532
Term Loan, 4.00%, Maturing April 1, 2018		2,709	2,718,820
Term Loan, 4.00%, Maturing October 9, 2019		811	812,690
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020		960	960,438
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020		551	553,240

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	375	$378,594
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,725	1,732,547
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	569	571,387
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	627	629,907
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	14	13,762
Term Loan, 4.25%, Maturing May 6, 2020	264	260,205
TerraForm Power Operating, LLC
Term Loan, Maturing July 23, 2019(2)	225	227,109
Texas Competitive Electric Holdings Company, LLC
DIP Loan, 3.75%, Maturing May 5, 2016	437	439,768
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	398	398,249
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022

		$12,839,412

Total Senior Floating-Rate Interests (identified cost $819,359,954)		$816,842,204

Corporate Bonds & Notes — 12.6%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Alliant Techsystems, Inc.
5.25%, 10/1/21(6)	45	$46,125
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(6)	75	75,750
GenCorp, Inc.
7.125%, 3/15/21	50	53,625
TransDigm, Inc.
7.50%, 7/15/21	10	10,975
6.00%, 7/15/22(6)	85	85,532
6.50%, 7/15/24(6)	65	65,731

		$337,738

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,800
Chrysler Group, LLC
8.25%, 6/15/21	200	220,500
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	73,500
3.25%, 5/15/18	10	10,013
4.25%, 5/15/23	15	14,794
Navistar International Corp.
8.25%, 11/1/21	105	108,806

		$448,413

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
6.00%, 5/1/22	105	$115,894
4.25%, 5/1/23	100	98,250

Security	Principal Amount* (000’s omitted)	Value
Cott Beverages, Inc.
5.375%, 7/1/22(6)	70	$69,212

		$283,356

Broadcast Radio and Television — 0.0%(7)
Sirius XM Radio, Inc.
6.00%, 7/15/24(6)	85	$85,638

		$85,638

Brokerage/Securities Dealers/Investment Houses — 0.0%(7)
Alliance Data Systems Corp.
6.375%, 4/1/20(6)	55	$58,162
E*TRADE Financial Corp.
6.375%, 11/15/19	45	47,925
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(6)	35	35,788

		$141,875

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(6)	55	$57,887
Builders FirstSource, Inc.
7.625%, 6/1/21(6)	15	15,713
HD Supply, Inc.
8.125%, 4/15/19	35	37,975
7.50%, 7/15/20	70	73,850
Interline Brands, Inc.
10.00%, 11/15/18(8)	130	137,800
Nortek, Inc.
10.00%, 12/1/18	85	90,525
8.50%, 4/15/21	50	54,500
USG Corp.
5.875%, 11/1/21(6)	35	36,094

		$504,344

Business Equipment and Services — 0.2%
Ceridian, LLC/Comdata, Inc.
8.125%, 11/15/17(6)	45	$45,000
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,050
IMS Health, Inc.
6.00%, 11/1/20(6)	75	78,562
Iron Mountain, Inc.
6.00%, 8/15/23	95	99,512
Modular Space Corp.
10.25%, 1/31/19(6)	15	15,488
National CineMedia, LLC
6.00%, 4/15/22	790	819,625
ServiceMaster Co. (The)
8.00%, 2/15/20	72	76,500
7.00%, 8/15/20	26	26,715
TransUnion Holding Co., Inc.
8.125%, 6/15/18(8)	100	103,750
United Rentals North America, Inc.
8.375%, 9/15/20	20	21,600
7.625%, 4/15/22	25	27,438
6.125%, 6/15/23	35	36,378

		$1,391,618

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.4%
AMC Networks, Inc.
7.75%, 7/15/21		45	$49,500
4.75%, 12/15/22		35	35,088
CCO Holdings, LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17		65	67,925
5.25%, 9/30/22		155	152,481
5.75%, 1/15/24		70	69,650
CSC Holdings, LLC
5.25%, 6/1/24(6)		30	28,800
DISH DBS Corp.
6.75%, 6/1/21		205	226,012
5.875%, 7/15/22		70	73,325
IAC/InterActiveCorp
4.875%, 11/30/18		55	56,788
Numericable Group SA
4.875%, 5/15/19(6)		390	392,437
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(6)		1,000	1,010,000

			$2,162,006

Chemicals and Plastics — 1.7%
Chemtura Corp.
5.75%, 7/15/21		25	$25,500
Hexion US Finance Corp.
6.625%, 4/15/20		2,950	3,068,000
Ineos Finance PLC
7.25%, 2/15/19(6)(9)	EUR	1,000	1,399,307
8.375%, 2/15/19(6)		1,825	1,977,844
7.50%, 5/1/20(6)		800	860,000
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(6)		20	21,650
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	135,688
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		1,800	1,899,000
Tronox Finance, LLC
6.375%, 8/15/20		155	157,325

			$9,544,314

Clothing/Textiles — 0.0%(7)
Levi Strauss & Co.
6.875%, 5/1/22		65	$70,200

			$70,200

Commercial Services — 0.0%(7)
ADT Corp. (The)
6.25%, 10/15/21		35	$36,313

			$36,313

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(6)		20	$20,600
Harbinger Group, Inc.
7.875%, 7/15/19		65	70,850
Spectrum Brands, Inc.
6.375%, 11/15/20		50	52,875
6.625%, 11/15/22		70	74,550

Security	Principal Amount* (000’s omitted)	Value
TMS International Corp.
7.625%, 10/15/21(6)	60	$64,050

		$282,925

Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc.
5.625%, 12/15/16(6)	25	$24,813
6.00%, 6/15/17(6)	35	34,562
BOE Merger Corp.
9.50%, 11/1/17(6)(8)	80	84,100
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	3,875	3,962,187
Sealed Air Corp.
8.375%, 9/15/21(6)	10	11,225

		$4,116,887

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(8)	215	$219,569
Party City Holdings, Inc.
8.875%, 8/1/20	120	129,900

		$349,469

Diversified Financial Services — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17	45	$44,888
6.00%, 8/1/20	40	41,900
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(10)	80	85,800
Navient Corp.
5.50%, 1/15/19	160	166,000
6.125%, 3/25/24	50	48,937

		$387,525

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(6)(8)	200	$204,500
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(6)	200	207,250
7.50%, 7/15/21(6)	50	54,188

		$465,938

Ecological Services and Equipment — 0.0%(7)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	50	$53,500
Clean Harbors, Inc.
5.25%, 8/1/20	50	50,625
5.125%, 6/1/21	25	25,000
Covanta Holding Corp.
5.875%, 3/1/24	45	45,225

		$174,350

Electronics/Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(6)	35	$35,438
8.875%, 1/1/20(6)	260	289,900
BMC Software Finance, Inc.
8.125%, 7/15/21(6)	85	85,000

Security	Principal Amount* (000’s omitted)		Value
CommScope Holding Co., Inc.
6.625%, 6/1/20(6)(8)		55	$58,300
Freescale Semiconductor, Inc.
6.00%, 1/15/22(6)		55	56,787
Infor US, Inc.
9.375%, 4/1/19		60	65,775
Nuance Communications, Inc.
5.375%, 8/15/20(6)		120	121,800
RJS Power Holdings, LLC
5.125%, 7/15/19(6)		45	44,550

			$757,550

Equipment Leasing — 0.3%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,066,250
6.75%, 9/1/16(6)		350	384,125
7.125%, 9/1/18(6)		350	401,625

			$1,852,000

Financial Intermediaries — 1.1%
CIT Group, Inc.
5.50%, 2/15/19(6)		45	$48,178
5.375%, 5/15/20		10	10,638
First Data Corp.
7.375%, 6/15/19(6)		1,000	1,055,000
6.75%, 11/1/20(6)		962	1,019,720
11.25%, 1/15/21		42	47,670
10.625%, 6/15/21		42	47,906
11.75%, 8/15/21		56	65,074
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,451,393
Lender Processing Services, Inc.
5.75%, 4/15/23		75	80,812
UPCB Finance II, Ltd.
6.375%, 7/1/20(6)	EUR	1,000	1,419,393

			$6,245,784

Food Products — 1.3%
Post Holdings, Inc.
6.75%, 12/1/21(6)		30	$31,237
7.375%, 2/15/22		15	15,862
6.00%, 12/15/22(6)		35	34,694
Stretford 79 PLC
4.807%, 7/15/20(6)(9)	GBP	4,000	6,719,432
6.25%, 7/15/21(6)	GBP	400	670,255

			$7,471,480

Food Service — 0.0%(7)
Darling Ingredients, Inc.
5.375%, 1/15/22(6)		40	$41,250
Pinnacle Operating Corp.
9.00%, 11/15/20(6)		40	43,100

			$84,350

Food/Drug Retailers — 0.0%(7)
Pantry, Inc. (The)
8.375%, 8/1/20		70	$75,075

			$75,075

Security	Principal Amount* (000’s omitted)	Value
Health Care — 1.0%
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	4	$4,210
Alere, Inc.
8.625%, 10/1/18	45	47,081
6.50%, 6/15/20	35	35,963
Amsurg Corp.
5.625%, 11/30/20	50	51,125
5.625%, 7/15/22(6)	45	45,394
Biomet, Inc.
6.50%, 8/1/20	170	183,795
Capsugel SA
7.00%, 5/15/19(6)(8)	25	25,234
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,190	2,250,225
7.125%, 7/15/20	120	128,250
6.875%, 2/1/22(6)	110	113,025
HCA Holdings, Inc.
6.25%, 2/15/21	85	89,930
HCA, Inc.
6.50%, 2/15/20	15	16,331
4.75%, 5/1/23	1,050	1,039,500
Hologic, Inc.
6.25%, 8/1/20	245	256,637
INC Research, LLC
11.50%, 7/15/19(6)	95	106,875
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	49,950
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(6)	235	241,462
Opal Acquisition, Inc.
8.875%, 12/15/21(6)	70	72,713
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(6)	60	62,850
Teleflex, Inc.
5.25%, 6/15/24(6)	20	20,350
Tenet Healthcare Corp.
5.00%, 3/1/19(6)	25	24,688
6.00%, 10/1/20	55	57,888
4.375%, 10/1/21	600	580,500
8.125%, 4/1/22	105	117,600
United Surgical Partners International, Inc.
9.00%, 4/1/20	60	65,400
VWR Funding, Inc.
7.25%, 9/15/17	90	95,400
WellCare Health Plans, Inc.
5.75%, 11/15/20	95	97,375

		$5,879,751

Home Furnishings — 0.0%(7)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$42,750

		$42,750

Homebuilders/Real Estate — 0.0%(7)
Weyerhaeuser Real Estate Co.
4.375%, 6/15/19(6)	45	$44,494
5.875%, 6/15/24(6)	50	50,937

		$95,431

Security	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.0%(7)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(6)		25	$26,062
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(11)		76	58,759
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		40	43,100
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(6)(8)		10	10,525

			$138,446

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(6)		55	$57,338
CNO Financial Group, Inc.
6.375%, 10/1/20(6)		1,050	1,126,125
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(6)(8)		45	44,663
Towergate Finance PLC
6.06%, 2/15/18(6)(9)	GBP	650	1,061,729
USI, Inc.
7.75%, 1/15/21(6)		115	114,712

			$2,404,567

Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(6)		35	$37,800
MISA Investments, Ltd.
8.625%, 8/15/18(6)(8)		70	71,697
NCL Corp., Ltd.
5.00%, 2/15/18		30	30,750
Regal Entertainment Group
5.75%, 3/15/22		30	30,750
Royal Caribbean Cruises
7.25%, 6/15/16		25	27,563
7.25%, 3/15/18		50	56,750
Seven Seas Cruises, S. de R.L. LLC
9.125%, 5/15/19		65	70,525
Viking Cruises, Ltd.
8.50%, 10/15/22(6)		90	99,225
WMG Acquisition Corp.
5.625%, 4/15/22(6)		10	9,950

			$435,010

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
9.375%, 12/15/14(5)(6)		480	$201,600
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		2,100	1,848,000
9.00%, 2/15/20		535	448,063
9.00%, 2/15/20		1,175	978,187
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20		105	107,100
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(6)		110	115,431
MGM Resorts International
6.625%, 12/15/21		90	97,425
7.75%, 3/15/22		30	34,500

Security	Principal Amount* (000’s omitted)	Value
Penn National Gaming, Inc.
5.875%, 11/1/21	45	$45,000
Station Casinos, LLC
7.50%, 3/1/21	85	90,313
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(6)	310	192,200
Waterford Gaming, LLC
8.625%, 9/15/14(3)(6)	127	39,014

		$4,196,833

Media — 0.0%(7)
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(6)	65	$63,294

		$63,294

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	25	$27,188
Eldorado Gold Corp.
6.125%, 12/15/20(6)	120	123,300
IAMGOLD Corp.
6.75%, 10/1/20(6)	100	92,500
Imperial Metals Corp.
7.00%, 3/15/19(6)	30	31,012
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(6)	40	39,500

		$313,500

Nonferrous Metals/Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(6)	15	$13,875
CONSOL Energy, Inc.
5.875%, 4/15/22(6)	95	96,484
Kissner Milling Co., Ltd.
7.25%, 6/1/19(6)	90	92,250
New Gold, Inc.
7.00%, 4/15/20(6)	40	42,850
6.25%, 11/15/22(6)	70	74,025
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(6)	35	37,100

		$356,584

Oil and Gas — 0.8%
American Energy-Permian Basin, LLC/AEPB Finance Corp.
7.125%, 11/1/20(6)	20	$19,325
7.375%, 11/1/21(6)	30	28,988
Antero Resources Finance Corp.
6.00%, 12/1/20	15	15,713
5.375%, 11/1/21	85	86,381
Athlon Holdings, LP/Athlon Finance Corp.
6.00%, 5/1/22(6)	35	35,175
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21	20	19,000
Berry Petroleum Co.
6.375%, 9/15/22	10	10,250
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	73,150

Security	Principal Amount* (000’s omitted)	Value
Bristow Group, Inc.
6.25%, 10/15/22	80	$84,700
Chesapeake Energy Corp.
7.25%, 12/15/18	90	102,375
3.484%, 4/15/19(9)	65	65,244
6.125%, 2/15/21	115	125,350
CITGO Petroleum Corp.
6.25%, 8/15/22(6)	700	722,750
Concho Resources, Inc.
5.50%, 4/1/23	240	249,600
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(6)	70	71,400
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	140	145,600
Denbury Resources, Inc.
5.50%, 5/1/22	30	29,513
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21(6)	95	101,412
Energy Transfer Equity, LP
5.875%, 1/15/24(6)	40	41,000
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	210	233,625
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	290	305,225
7.75%, 9/1/22	35	38,325
EPL Oil & Gas, Inc.
8.25%, 2/15/18	50	52,500
Kinder Morgan, Inc.
5.00%, 2/15/21(6)	95	96,781
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	15	15,825
Laredo Petroleum, Inc.
7.375%, 5/1/22	90	98,550
MEG Energy Corp.
6.375%, 1/30/23(6)	100	103,250
Memorial Resource Development Corp.
5.875%, 7/1/22(6)	20	19,475
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	142,762
Newfield Exploration Co.
5.625%, 7/1/24	120	130,200
Oasis Petroleum, Inc.
6.875%, 3/15/22(6)	80	87,000
6.875%, 1/15/23	135	146,812
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 2/15/22(6)	35	36,575
Plains Exploration & Production Co.
6.875%, 2/15/23	40	46,500
Rice Energy, Inc.
6.25%, 5/1/22(6)	85	84,575
Rosetta Resources, Inc.
5.625%, 5/1/21	60	60,750
5.875%, 6/1/22	85	86,912
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	176,800
5.625%, 4/15/23(6)	100	102,000
5.75%, 5/15/24(6)	125	127,031

Security	Principal Amount* (000’s omitted)	Value
Sabine Pass LNG, LP
6.50%, 11/1/20	100	$105,500
Samson Investment Co.
10.75%, 2/15/20(6)	70	71,225
SandRidge Energy, Inc.
8.125%, 10/15/22	5	5,350
Seven Generations Energy, Ltd.
8.25%, 5/15/20(6)	120	130,500
Seventy Seven Energy, Inc.
6.50%, 7/15/22(6)	20	20,200
SM Energy Co.
6.50%, 1/1/23	75	80,812
Tesoro Corp.
5.375%, 10/1/22	90	90,900
Triangle USA Petroleum Corp.
6.75%, 7/15/22(6)	30	30,113
Ultra Petroleum Corp.
5.75%, 12/15/18(6)	15	15,638

		$4,768,637

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(6)	610	$613,050
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	120	134,700
RR Donnelley & Sons Co.
6.00%, 4/1/24	15	14,887

		$762,637

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	953	$981,590
11.25%, 3/1/21	60	66,225
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	52,500
Series B, 6.50%, 11/15/22	90	94,950
Crown Media Holdings, Inc.
10.50%, 7/15/19	110	122,650
Sirius XM Radio, Inc.
5.875%, 10/1/20(6)	25	25,625
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,400
Univision Communications, Inc.
6.75%, 9/15/22(6)	746	807,545

		$2,222,485

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(6)(8)	14	$14,298
Claire’s Stores, Inc.
9.00%, 3/15/19(6)	135	137,025
Hillman Group, Inc. (The)
6.375%, 7/15/22(6)	75	74,250
Hot Topic, Inc.
9.25%, 6/15/21(6)	150	165,750
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(6)	90	94,050

Security	Principal Amount* (000’s omitted)	Value
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(6)(8)	106	$107,590
Michaels Stores, Inc.
7.75%, 11/1/18	46	47,984
5.875%, 12/15/20(6)	65	64,057
Neiman Marcus Group, Ltd., Inc.
8.00%, 10/15/21(6)	40	42,400
8.75%, 10/15/21(6)(8)	60	64,350
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(6)(8)	115	115,862
Petco Holdings, Inc.
8.50%, 10/15/17(6)(8)	200	202,500
Radio Systems Corp.
8.375%, 11/1/19(6)	60	66,000
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	120	125,400

		$1,321,516

Software and Services — 0.0%(7)
Audatex North America, Inc.
6.00%, 6/15/21(6)	50	$52,625
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(6)(8)	85	84,575
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(6)	70	61,950

		$199,150

Steel — 0.0%(7)
AK Steel Corp.
8.75%, 12/1/18	35	$38,981

		$38,981

Surface Transport — 0.0%(7)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(6)	25	$25,938
Hertz Corp. (The)
6.25%, 10/15/22	50	52,000
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)	35	35,700

		$113,638

Telecommunications — 1.6%
Avaya, Inc.
9.00%, 4/1/19(6)	50	$51,250
10.50%, 3/1/21(6)	455	400,796
CenturyLink, Inc.
6.75%, 12/1/23	95	103,431
Frontier Communications Corp.
7.625%, 4/15/24	30	31,425
Hughes Satellite Systems Corp.
6.50%, 6/15/19	1,000	1,108,750
Intelsat Jackson Holdings SA
7.25%, 10/15/20	160	169,200
Intelsat Luxembourg SA
7.75%, 6/1/21	155	159,069
8.125%, 6/1/23	120	124,950

Security	Principal Amount* (000’s omitted)		Value
NII International Telecom SCA
7.875%, 8/15/19(6)		70	$58,275
SBA Communications Corp.
5.625%, 10/1/19		60	62,550
SBA Telecommunications, Inc.
5.75%, 7/15/20		85	88,612
Sprint Communications, Inc.
7.00%, 8/15/20		655	695,937
Sprint Corp.
7.25%, 9/15/21(6)		60	64,125
7.875%, 9/15/23(6)		250	268,750
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,950
6.633%, 4/28/21		50	52,688
6.731%, 4/28/22		35	36,794
6.625%, 4/1/23		55	57,888
6.836%, 4/28/23		15	15,919
Virgin Media Secured Finance PLC
5.375%, 4/15/21(6)		925	938,875
6.00%, 4/15/21(6)	GBP	950	1,655,610
5.50%, 1/15/25(6)		550	556,875
Wind Acquisition Finance SA
5.459%, 4/30/19(6)(9)	EUR	500	678,831
6.50%, 4/30/20(6)		475	506,469
4.203%, 7/15/20(6)	EUR	475	640,819
4.75%, 7/15/20(6)		200	196,000
7.375%, 4/23/21(6)		230	240,350
Windstream Corp.
7.75%, 10/1/21		90	97,537
6.375%, 8/1/23		40	39,650

			$9,143,375

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		30	$29,550
Calpine Corp.
5.375%, 1/15/23		50	48,938
7.875%, 1/15/23(6)		2,677	2,924,622
5.75%, 1/15/25		20	19,475

			$3,022,585

Total Corporate Bonds & Notes (identified cost $71,012,456)			$72,788,318

Asset-Backed Securities — 3.1%

Security	Principal Amount (000’s omitted)		Value
Apidos CDO XVII, Series 2014-17A, Class B, 3.06%, 4/17/26(6)(9)		$450	$441,465
Apidos CDO XVII, Series 2014-17A, Class C, 3.51%, 4/17/26(6)(9)		1,000	945,565
Apidos CDO XVII, Series 2014-17A, Class D, 4.96%, 4/17/26(6)(9)		1,000	909,894
Babson CLO Ltd., Series 2005-1A, Class C1, 2.184%, 4/15/19(6)(9)		753	747,593
Babson CLO Ltd., Series 2013-IA, Class C, 2.934%, 4/20/25(6)(9)		450	442,865
Babson CLO Ltd., Series 2013-IA, Class D, 3.734%, 4/20/25(6)(9)		350	341,269
Babson CLO Ltd., Series 2013-IA, Class E, 4.634%, 4/20/25(6)(9)		225	207,503
Birchwood Park CLO, Ltd., 1.00%, 7/15/26(6)(9)(12)		500	498,340
Birchwood Park CLO, Ltd., 1.00%, 7/15/26(6)(9)(12)		500	459,843

Security	Principal Amount (000’s omitted)	Value
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.983%, 7/17/19(6)(9)	$750	$728,594
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.884%, 4/21/25(6)(9)	2,650	2,579,515
Comstock Funding Ltd., Series 2006-1A, Class D, 4.478%, 5/30/20(6)(9)	692	689,981
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class A3L, 2.924%, 8/15/25(6)(9)	1,500	1,475,057
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B1L, 3.424%, 8/15/25(6)(9)	640	605,762
Dryden Senior XXVIII Loan Fund, Series 2013-28A, Class B2L, 4.124%, 8/15/25(6)(9)	430	371,893
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.934%, 4/20/25(6)(9)	400	391,831
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.734%, 4/20/25(6)(9)	450	435,998
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.983%, 7/17/25(6)(9)	925	911,799
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.583%, 7/17/25(6)(9)	925	888,551
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.733%, 7/17/25(6)(9)	1,125	1,013,495
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.487%, 11/8/24(6)(9)	1,750	1,751,101
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.484%, 4/25/21(6)(9)	1,000	975,190

Total Asset-Backed Securities (identified cost $17,934,497)		$17,813,104

Common Stocks — 0.7%

Security	Shares	Value
Air Transport — 0.0%(7)
IAP Worldwide Services, LLC(3)	54	$54,496

		$54,496

Automotive — 0.2%
Dayco Products, LLC(11)	18,702	$1,028,610

		$1,028,610

Building and Development — 0.0%(7)
Panolam Holdings Co.(3)(13)(14)	253	$230,223

		$230,223

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(3)(11)(14)	44,318	$265,908

		$265,908

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(11)(14)	35,670	$667,029

		$667,029

Nonferrous Metals/Minerals — 0.0%(7)
Euramax International, Inc.(11)(14)	701	$122,710

		$122,710

Publishing — 0.3%
ION Media Networks, Inc.(3)(11)(14)	3,990	$1,212,561
MediaNews Group, Inc.(11)(14)	10,718	326,896

		$1,539,457

Total Common Stocks (identified cost $1,581,703)		$3,908,433

Miscellaneous — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
SemGroup Corp., Escrow Certificate(14)	540,000	$10,800

Total Miscellaneous (identified cost $0)		$10,800

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(15)	$12,622	$12,621,640

Total Short-Term Investments (identified cost $12,621,640)		$12,621,640

Total Investments — 160.4% (identified cost $922,510,250)		$923,984,499

Less Unfunded Loan Commitments — (0.3)%		$(1,564,207)

Net Investments — 160.1% (identified cost $920,946,043)		$922,420,292

Other Assets, Less Liabilities — (37.3)%		$(214,847,439)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (22.8)%		$(131,306,126)

Net Assets Applicable to Common Shares — 100.0%		$576,266,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

CAD	-	Canadian Dollar

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $56,242,379 or 9.8% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	When-issued security.

(13)	Restricted security.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $13,279.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
8/29/14	Canadian Dollar 742,491	United States Dollar 684,544	Goldman Sachs International	$4,026	$—	$4,026
8/29/14	Canadian Dollar 619,543	United States Dollar 570,876	JPMorgan Chase Bank	3,044	—	3,044
8/29/14	Euro 6,295,624	United States Dollar 8,558,775	Goldman Sachs International	127,958	—	127,958
9/30/14	British Pound Sterling 4,400,000	United States Dollar 7,538,986	Goldman Sachs International	113,926	—	113,926
9/30/14	British Pound Sterling 6,586,308	United States Dollar 11,202,684	HSBC Bank USA	88,199	—	88,199
9/30/14	Euro 7,407,562	United States Dollar 10,083,359	HSBC Bank USA	162,456	—	162,456
9/30/14	Euro 1,680,625	United States Dollar 2,281,243	State Street Bank and Trust Co.	30,393	—	30,393
10/31/14	British Pound Sterling 6,959,947	United States Dollar 11,784,269	HSBC Bank USA	42,550	—	42,550
10/31/14	Euro 2,037,586	United States Dollar 2,732,922	Goldman Sachs International	3,661	—	3,661

				$576,213	$—	$576,213

At July 31, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $576,213.

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$921,671,520

Gross unrealized appreciation	$8,606,104
Gross unrealized depreciation	(7,857,332)

Net unrealized appreciation	$748,772

Restricted Securities

At July 31, 2014, the Trust owned the following security (representing less than 0.05% of net assets applicable to common shares) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	253	$139,024	$230,223

Total Common Stocks			$139,024	$230,223

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$814,843,225	$434,772	$815,277,997
Corporate Bonds & Notes	—	72,690,545	97,773	72,788,318
Asset-Backed Securities	—	17,813,104	—	17,813,104
Common Stocks	667,029	1,478,216	1,763,188	3,908,433
Miscellaneous	—	10,800	—	10,800
Short-Term Investments	—	12,621,640	—	12,621,640
Total Investments	$667,029	$919,457,530	$2,295,733	$922,420,292
Forward Foreign Currency Exchange Contracts	$—	$576,213	$—	$576,213
Total	$667,029	$920,033,743	$2,295,733	$922,996,505

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented.

At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014